Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax (liabilities) assets:
Non-capital loss carry forwards	$ 362,074	$ 208,480
Equipment	(1,072)	1,627
Intangible assets	(72,206)	(263,915)
Other	157,457	273,357
Valuation Allowance	(446,253)	(219,549)
Total deferred tax (liability) asset